Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Commitments

In October 2020, the Company signed office decoration agreements with a third party to decorate the office space rented by GMB Zibo with a total consideration of US$805,022. The Company has paid US$241,507 as a prepayment as of December 31, 2020. The Company expects to pay the rest of consideration of US$563,515 in second quarter of 2021.

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of December 31, 2020 the Company was not aware of any litigations or lawsuits against it.